Related Party Transactions - Additional Information (Detail) - Joint share exchange agreement [member] - $ / shares		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Adjusted exchange price per share			$ 51.2
Agreement term		18 months
Advanced Semiconductor Engineering, Inc. [member]
Disclosure of transactions between related parties [line items]
Exchange price for common share	$ 55
Common share exchange ratio	$ 0.5
Restriction period		24 months